Fair Value Measurements (Details) - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Liabilities:
Warrant liabilities - Public Warrants	$ 2,012,954	$ 120,022
Warrant liabilities - Placement Warrants	5,952,734	5,952,736
Level 1 [Member]
Assets:
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund	754,787,779	$ 754,769,167	$ 754,769,167
Liabilities:
Warrant liabilities - Public Warrants	53,586,806		47,800,438
Level 3 [Member]
Liabilities:
Warrant liabilities - Placement Warrants	$ 1,540,699		$ 1,374,333